                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2001
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               LaCrosse Advisers, L.L.C.
            ------------------------------------------
Address:            311 Main Street
            ------------------------------------------
                    La Crosse, Wisconsin 54601
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-03977
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven J. Hulme
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:         (608) 782-1148
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Steven J. Hulme             LaCrosse, Wisconsin             February 8, 2002
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 55
                                              -----------------------

Form 13F Information Table Value Total:      $  81,667,255
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

PREPARED BY: NORTH CENTRAL TRUST COMPANY
TWR086 01 2/05/02
                           LIST OF ASSETS AS OF 12/31/01  17:01:04        PAGE 1

Account    76-7553-00  LA CROSSE LARGE CAP STOCK FUND
Income   2,249,356.48    PRINCIPAL           2,249,356.41-   (ADM) MNP (INV) SJH

SECURITY                                PRICE DT          PT      UNITS          PRICE          BOOK VALUE         MARKET VALUE
0013OH-10-5                             12/31/01          P       8,000         16.3500          284,480.00          130,800.00
A E S CORP

002444-10-7                             12/31/01          P      79,000         23.5900        1,695,316.94        1,863,610.00
A V X CORP

013104-10-4                             12/31/01          P      53,000         31.4900        1,681,164.41        1,668,970.00
ALBERTSONS INC

013817-10-1                             12/31/01          P      47,000         35.5500        1,788,140.45        1,670,850.00
ALCOA INC

020002-10-1                             12/31/01          P      61,000         33.7000        1,868,386.24        2,055,700.00
ALLSTATE CORP

020039-10-3                             12/31/01          P      33,000         61.7300        1,965,852.53        2,037,090.00
ALLTEL CORP

038222-10-5                             12/13/01          P      20,000         40.1000          964,823.70          802,000.00
APPLIED MATERIALS

060505-10-4                             12/31/01          P      33,000         62.9500        1,880,188.40        2,077,350.00
BANK OF AMERICA CORP

06423A-10-3                             12/31/01          P      58,000         39.0500        2,338,734.02        2,264,900.00
BANK ONE CORP

097023-10-5                             12/31/01          P      31,000         38.7800        1,767,141.46        1,202,180.00
BOEING CO

12189T-10-4                             12/31/01          P      57,000         28.5300        1,504,810.60        1,626,210.00
BURLINGTON NORTHERN SANTA FE CORP

131347-10-6                             12/31/01          P      59,000         16.7900        1,199,672.00          990,610.00
CALPINE CORP

14149Y-10-8                             12/31/01          P      20,000         64.6600          686,758.33        1,293,200.00
CARDINAL HEALTH INC

166764-10-0                             12/31/01          P      13,000         89.6100        1,152,742.44        1,164,930.00
CHEVRONTEXACO CORP

17275R-10-2                             12/31/01          P      60,000         18.1100        1,521,929.96        1,086,600.00
CISCO SYSTEMS INC

172967-10-1                             12/31/01          P      41,000         50.4800        1,880,606.40        2,069,680.00
CITIGROUP INC

204493-10-0                             12/31/01          P      29,000          9.7600          395,995.00          283,040.00
COMPAQ COMPUTER CORP

205887-10-2                             12/31/01          P      57,000         23.7700        1,153,660.17        1,354,890.00
CONAGRA FOODS INC


PREPARED BY: NORTH CENTRAL TRUST COMPANY

TWR086  01   2/05/02     LIST OF ASSETS AS OF 12/31/01    17:01:04     PAGE    2

ACCOUNT   76-7553-00  LA CROSSE LARGE CAP STOCK FUND   (ADM)  MNP  (INV)   SJH
INCOME     2,249,356.48       PRINCIPAL     2,249,356.41-

  SECURITY                                PRICE DT   PT       UNITS      PRICE     BOOK VALUE       MARKET VALUE
278058-10-2                               12/31/01   P       19,000    74.4100   1,188,698.40       1,413,790.00
EATON CORP

28336L-10-9                               12/31/01   P       36,000    44.6100   1,337,791.67       1,605,960.00
EL PASO CORP

313586-10-9                               12/31/01   P       25,000    79.5000   1,599,801.29       1,987,500.00
FEDERAL NATIONAL MORTGAGE ASSOC

31410H-10-1                               12/31/01   P       35,000    40.9000   1,316,476.00       1,431,500.00
FEDERATED DEPARTMENT STORES INC

319963-10-4                               12/31/01   P       26,000    78.4500     970,466.99       2,039,700.00
FIRST DATA CORP

339030-10-8                               12/31/01   P       55,000    36.5000   1,670,221.00       2,007,500.00
FLEETBOSTON FINANCIAL CORP

345370-86-0                               12/31/01   P       69,000    15.7200   1,618,912.67       1,084,680.00
FORD MOTOR CO

369550-10-8                               12/31/01   P       16,000    79.6400     854,333.68       1,274,240.00
GENERAL DYNAMICS CORP

437076-10-2                               12/31/01   P       29,000    51.0100   1,178,913.33       1,479,290.00
HOME DEPOT INC

458140-10-0                               12/31/01   P       62,000    31.4500   1,876,463.96       1,949,900.00
INTEL CORP

46625H-10-0                               12/31/01   P       53,000    36.3500   1,863,970.14       1,926,550.00
J P MORGAN CHASE & CO

466313-10-3                               12/31/01   P       30,000    22.7200     855,645.50         681,600.00
JABIL CIRCUIT INC

494368-10-3                               12/31/01   P       26,125    59.8000   1,223,742.50       1,562,275.00
KIMBERLY CLARK CORP

577778-10-3                               12/31/01   P       39,000    36.9800   1,403,161.63       1,442,220.00
MAY DEPARTMENT STORES CO

589331-10-7                               12/31/01   P       11,000    58.8000     736,720.51         646,800.00
MERCK & CO INC

59156R-10-8                               12/31/01   P       72,000    31.6800   1,469,551.28       2,280,960.00
METLIFE INC

594918-10-4                               12/31/01   P       26,000    66.2500   1,788,430.12       1,722,500.00
MICROSOFT CORP

595112-10-3                               12/31/01   P       38,000    31.0000   1,256,050.00       1,178,000.00
MICRON TECHNOLOGY INC

PREPARED BY:  NORTH CENTRAL TRUST COMPANY

TWRO86  01    2/05/02     LIST OF ASSETS AS OF 12/31/01    17:01:04    PAGE  3

ACCOUNT   76-7553-00    LA CROSSE LARGE CAP STOCK FUND     (ADM) MNP   (INV) SJH
INCOME      2,249,356.48      PRINCIPAL     2,249,356.41-


SECURITY      PRICE DT  PT               UNITS      PRICE         BOOK VALUE      MARKET VALUE

60934N-10-4              P              634,820                   634,820.00        634,820.00
GOVERNMENT OBLIGATIONS FUND

60934N-68-2              P              634,060                   634,060.00        634,060.00
FEDERATED U S TREASURY CASH RESERVES

617446-44-8    12/31/01  P               38,000    55.9400      1,496,283.20      2,125,720.00
MORGAN STANLEY DEAN WITTER DISCOVER

717081-10-3    12/31/01  P               20,000    39.8500        716,200.00        797,000.00
PFIZER INC

718154-10-7    12/31/01  P               30,000    45.8500        628,049.94      1,375,500.00
PHILIP MORRIS CO INC

75952J-10-8    12/31/01  P               37,000    26.5200        852,565.03        981,240.00
RELIANT ENERGY INC

78387G-10-3    12/31/01  P               51,000    39.1700      2,119,747.88      1,997,670.00
S B C COMMUNICATIONS

812387-10-8    12/31/01  P               40,000    47.6400      1,760,817.95      1,905,600.00
SEARS ROEBUCK & CO

834182-10-7    12/31/01  P               66,000    11.2800      1,419,096.20        744,480.00
SOLECTRON CORP

88033G-10-0    12/31/01  P               24,000    58.7200        596,368.58      1,409,280.00
TENET HEALTHCARE CORP

902124-10-6    12/31/01  P               37,000    58.9000      1,650,627.90      2,179,300.00
TYCO INTERNATIONAL LTD

902905-82-7    12/31/01  P               53,000    30.0000      1,434,180.00      1,590,000.00
U S X MARATHON GROUP

902973-30-4    12/31/01  P              107,000    20.9300      2,364,578.15      2,239,510.00
U S BANCORP DEL

913017-10-9    12/31/01  P               24,000    64.6300      1,179,879.84      1,551,120.00
UNITED TECHNOLOGIES CORP

91324P-10-2    12/31/01  P               22,000    70.7700        399,162.50      1,556,940.00
UNITED HEALTH GROUP INC

92343V-10-4    12/31/01  P               39,000    47.4600      2,013,749.62      1,850,940.00
VERIZON COMMUNICATIONS INC

939322-10-3    12/31/01  P               43,000    32.7000        755,201.24      1,406,100.00
WASHINGTON MUTUAL INC

949746-10-1    12/31/01  P               48,000    43.4700      1,870,094.97      2,086,560.00
WELLS FARGO & CO  (NEW)


PREPARED BY: NORTH CENTRAL TRUST COMPANY

TWR086  01   2/05/02     LIST OF ASSETS AS OF 12/31/01    17:01:04     PAGE    4

ACCOUNT   76-7553-00  LA CROSSE LARGE CAP STOCK FUND    (ADM)  MNP  (INV)   SJH
INCOME     2,249,356.48       PRINCIPAL     2,249,356.41-

  SECURITY       PRICE DT   PT       UNITS      PRICE     BOOK VALUE       MARKET VALUE
962166-10-4      12/31/01   P        23.000   54.0800    1,189,866.00      1,243,840.00
WEYERHAEUSER CO

TOTAL ASSETS                      3,397,005             73,655,102.72     81,667,255.00
